RNT Natixis Liquid Prime Portfolio
Summary of the RNT Natixis Liquid Prime Portfolio
:	Investment Objective

The investment objective of the Portfolio is to seek current income consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold RNT Natixis Liquid Prime Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - RNT Natixis Liquid Prime Portfolio	Treasurer Shares	Liquidity Shares
Sales Charge (Load) Imposed on Purchases	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RNT Natixis Liquid Prime Portfolio	Treasurer Shares	Liquidity Shares
Management Fees	0.06%	0.06%
Distribution and Service (12b-1) Fees	none	none
Other Expenses (includes Administration Fees and Shareholder Servicing Fees listed below)	0.09%	0.12%
Administration Fees	0.02%	0.02%
Shareholder Servicing Fees	0.03%	0.06%
Total Annual Fund Operating Expenses	0.15%	0.18%

EXAMPLE

This Example is intended to help you compare the cost of investing in the RNT Natixis Liquid Prime Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RNT Natixis Liquid Prime Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Treasurer Shares	15	48	85	192
Liquidity Shares	18	58	101	230

:	Principal Investment Strategies

The Portfolio was designed to meet the short-term investment needs of corporate and public sector treasurers and other institutional investors.

Under normal market conditions, the Portfolio invests in high quality, short-term money market instruments that are issued and payable in U.S. dollars. The Portfolio principally invests in:

•	securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

•	debt securities issued by U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities;

•	commercial paper issued by U.S. and foreign banks, and non-bank companies; and

•	repurchase agreements collateralized by securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

Under normal market conditions, the Portfolio will invest at least 25% of its total assets in securities issued by companies in the banking industry.

The Portfolio will seek, under normal market conditions, to maintain a dollar-weighted average maturity and dollar-weighted life of approximately nine (9) days or less. The investment manager calculates the Portfolio's dollar-weighted average maturity at the beginning of each business day.

The Portfolio will not acquire any of the following securities under normal market conditions:

•	Asset backed commercial paper;

•	Asset backed securities;

•	collateralized loan agreements; and

•	loan participations.

For further discussion of these securities and their risks, please refer to the Portfolio's Statement of Additional Information ("SAI").

GENERALLY

The Portfolio is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Within these requirements, the Portfolio will seek to maintain a net asset value of $1.00 per share and only invest in securities which are denominated in United States dollars. Other requirements pertain to the maturity and credit quality of the securities in which the Portfolio may invest. The Portfolio will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Portfolio, on a dollar-weighted basis, is required to be 60 days or less. However, under normal market conditions, the Portfolio intends to maintain a dollar-weighted average maturity of approximately nine (9) days or less (as noted above).

The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) portfolio liquidity, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

There is no assurance that the investment strategies will be successful.

:	Principal Risks

•	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

•	The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.

•	The amount of income the Portfolio generates will vary with changes in prevailing interest rates.

•	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The Portfolio may contain securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

•

Because the Portfolio may invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry may have a disproportionate impact on the Portfolio.

:	Risk/Return Bar Chart and Table

Performance information for the Portfolio will be available once it has been in operation for a full calendar year. The current 7-day yield for the Treasurer Shares and the Liquidity Shares of the Portfolio may be obtained by calling the Fund at (212) 830-5240 or toll free at (888) 226-5504.

The year-to-date return for the Treasurer Shares as of June 30, 2011 was 0.06%. The year-to-date return for the Liquidity Shares as of June 30, 2011 was 0.05%.